Consolidated Statements of Changes in Equity $ in Millions		USD ($) shares	Issued capital [member] USD ($) shares		Share Premium USD ($)	Retained Earnings USD ($)	Other Reserves USD ($)	Capital Redemption Reserve USD ($)	Cash Flow Hedge Reserve USD ($)	Other Components of Equity USD ($)	Total equity attributable to equity holders of the company USD ($)	Non-controlling interest USD ($)
Balance at Mar. 31, 2017		$ 10,637	$ 199		$ 587	$ 12,190			$ 6	$ (2,345)	$ 10,637
Balance, Shares at Mar. 31, 2017 | shares	[1]		2,285,655,150
Changes in equity for the year
Net Profit		2,486				2,486					2,486
Re-measurement of the net defined benefit liability/asset* (Refer to Note 2.14 and 2.18)	[2]	9								9	9
Equity instruments through other comprehensive income *(Refer note 2.2 and 2.18)	[2]	1								1	1
Fair value changes on derivatives designated as cash flow hedge* (Refer note 2.3 and 2.18)	[2]	(6)							(6)		(6)
Exchange difference on translation of foreign operations		18								18	18
Total comprehensive income		2,508				2,486			(6)	28	2,508
Shares issued on exercise of employee stock options (Refer to note 2.17)		1			1						1
Shares issued on exercise of employee stock options (Refer to note 2.16), Shares | shares	[1]		700,629
Transfer to other reserves		0				(340)	$ 340
Transfer from other reserves on utilization (Refer note 2.15)		0				96	(96)
Employee stock compensation expense (Refer to note 2.17)		12			12						12
Amount paid upon buyback* (Refer note 2.15)	[2]	(2,035)	$ (9)		(346)	(1,680)					(2,035)
Amount paid upon buyback* (Refer note 2.15) | shares	[1],[2]		(113,043,478)
Transaction costs related to buyback* (Refer note 2.15)	[2]	(7)			(7)						(7)
Amount transferred to capital redemption reserve upon Buyback (Refer note 2.15)		0				(9)		$ 9
Dividends (including corporate dividend tax)	[3]	(1,156)				(1,156)					(1,156)
Balance at Mar. 31, 2018		9,960	$ 190		247	11,587	244	9		(2,317)	9,960
Balance, Shares at Mar. 31, 2018 | shares	[1]		2,173,312,301
Changes in equity for the year
Net Profit		2,200				2,199					2,199	$ 1
Re-measurement of the net defined benefit liability/asset* (Refer to Note 2.14 and 2.18)	[2]	(3)								(3)	(3)
Equity instruments through other comprehensive income *(Refer note 2.2 and 2.18)	[2]	10								10	10
Fair value changes on derivatives designated as cash flow hedge* (Refer note 2.3 and 2.18)	[2]	3							3		3
Exchange difference on translation of foreign operations		(560)								(560)	(560)
Total comprehensive income		1,650				2,199			3	(553)	1,649	1
Shares issued on exercise of employee stock options (Refer to note 2.17)		0
Shares issued on exercise of employee stock options (Refer to note 2.16), Shares | shares	[1]		392,528
Increase in share capital on account of Bonus issue (Refer to note 2.14)(1)	[3]	150	$ 150								150
Increase in share capital on account of Bonus issue (Refer to note 2.14), shares | shares	[1],[3]		2,173,704,829
Amounts utilized for bonus issue (Refer to note 2.14)		(150)				(150)					(150)
Shares issued on exercise of employee stock options - after bonus issue (Refer to note 2.14)		1			1						1
Shares issued on exercise of employee stock options - after bonus issue, Shares | shares	[1]		1,196,804
Buyback of equity shares (Refer to note 2.5 and 2.13)		(289)	$ (1)			(288)					(289)
Buyback of equity shares (Refer to note 2.5 and 2.13), Shares | shares	[1]		(12,652,000)
Non-controlling interests on acquisition of subsidiary (Refer to note 2.10)		8										8
Transfer to other reserves		0				(346)	346
Transfer from other reserves on utilization (Refer note 2.15)		0				206	(206)
Employee stock compensation expense (Refer to note 2.17)		28			28						28
Transaction costs related to buyback* (Refer note 2.15)	[2]	(2)				(2)					(2)
Amount transferred to capital redemption reserve upon Buyback (Refer note 2.15)		0				(1)		1
Income tax benefit arising on exercise of stock options		1			1						1
Dividends (including corporate dividend tax)	[3]	(1,957)				(1,957)					(1,957)
Balance (Impact on Account of Adoption of IFRS 16 [member]) at Mar. 31, 2019		(6)				(6)					(6)
Balance (Upon Adoption of IFRS 16 [member]) at Mar. 31, 2019		9,394	$ 339		277	11,242	384	10	3	(2,870)	9,385	9
Balance at Mar. 31, 2019		$ 9,400	$ 339		277	11,248	384	10	3	(2,870)	9,391	9
Balance, Shares (Upon Adoption of IFRS 16 [member]) at Mar. 31, 2019 | shares	[1]		4,335,954,462
Balance, Shares at Mar. 31, 2019 | shares		4,335,954,462	4,335,954,462	[1]
Changes in equity for the year
Net Profit		$ 2,338				2,331					2,331	7
Re-measurement of the net defined benefit liability/asset* (Refer to Note 2.14 and 2.18)	[2]	(24)								(24)	(24)
Equity instruments through other comprehensive income *(Refer note 2.2 and 2.18)	[2]	(5)								(5)	(5)
Fair valuation of investments, net	[2]	3								3	3
Fair value changes on derivatives designated as cash flow hedge* (Refer note 2.3 and 2.18)	[2]	(5)							(5)		(5)
Exchange difference on translation of foreign operations		(720)								(718)	(718)	(2)
Total comprehensive income		1,587				2,331			(5)	(744)	1,582	5
Shares issued on exercise of employee stock options - after bonus issue (Refer to note 2.14)		1			1						1
Shares issued on exercise of employee stock options - after bonus issue, Shares | shares	[1]		2,666,014
Buyback of equity shares (Refer to note 2.5 and 2.13)		(902)	$ (7)			(895)					(902)
Buyback of equity shares (Refer to note 2.5 and 2.13), Shares | shares	[1]		(97,867,266)
Non-controlling interests on acquisition of subsidiary (Refer to note 2.10)		46										46
Transfer to other reserves		0				(361)	361
Transfer from other reserves on utilization (Refer note 2.15)		0				151	(151)
Effect of modification of equity settled share based payment awards to cash settled awards (Refer to note 2.11)		(8)			(7)	(1)					(8)
Financial liability under option arrangements (Refer to note 2.10)		(86)				(86)					(86)
Employee stock compensation expense (Refer to note 2.17)		33			33						33
Transaction costs related to buyback* (Refer note 2.15)	[2]	(1)				(1)					(1)
Amount transferred to capital redemption reserve upon Buyback (Refer note 2.15)		0				(7)		7
Income tax benefit arising on exercise of stock options		1			1						1
Dividends paid to non controlling interest of subsidiary		(5)										(5)
Dividends (including corporate dividend tax)	[3]	(1,359)				(1,359)					(1,359)
Balance at Mar. 31, 2020		$ 8,701	$ 332		$ 305	$ 11,014	$ 594	$ 17	$ (2)	$ (3,614)	$ 8,646	$ 55
Balance, Shares at Mar. 31, 2020 | shares		4,240,753,210	4,240,753,210	[1]

[1]	excludes treasury shares of 18,239,356 as of March 31, 2020, 20,324,982 as of March 31, 2019 and 10,801,956 as of March 31, 2018 and 11,289,514 April 1, 2017, held by consolidated trust. The treasury shares as at March 31, 2018 and April 1, 2017 have not been adjusted for the September 2018 bonus issue.
[2]	net of taxes
[3]	net of treasury shares